Basis of Presentation and Summary of Significant Accounting Policies - Reconciliation of Prior Period Presentation (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease income													$ 247,442	$ 257,465
Rental income	$ 100,002	$ 109,832	$ 97,435	$ 103,356	$ 76,485	$ 84,927	$ 85,041	$ 85,991	$ 80,399	$ 301,157	$ 277,276	$ 387,108	336,359	346,490
Presentation prior to January 1, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease termination income													15,671	14,604
Property expense recoveries													73,246	74,421
Rental income													$ 336,359	$ 346,490